ADVANCES FROM RELATED PARTY (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Apr. 30, 2018	Jan. 31, 2018	Jan. 31, 2017	Nov. 20, 2014	May 14, 2014
Advances from related party	$ (18,000)	$ (18,000)	$ (18,000)		$ (18,000)
Promissory Note 1
Date of Debt Instrument	Nov. 20, 2014	Nov. 20, 2014
Debt Instrument				$ 10,000
Debt Instrument, Interest Rate	10.00%	10.00%